Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 30,814	$ 51,963
Short-term investments	95,445
Prepaid expenses and other current assets	3,058	12
Total current assets	129,317	51,975
Long-term investments	27,300
Property and equipment, net	631
Operating lease right-of-use assets	941
Other assets	84
Total assets	158,273	51,975
Current liabilities:
Accounts payable	2,665	269
Accrued expenses	7,912	2,180
Operating lease liabilities	332
Total current liabilities	10,909	2,449
Operating lease liabilities, noncurrent	1,124
Other liabilities	37
Total liabilities	12,070	2,449
Commitments and contingencies	0
Stockholders' equity (deficit):
Preferred stock	0
Common stock	2	1
Additional paid-in capital	198,052	34
Accumulated deficit	(51,949)	(17,348)
Accumulated other comprehensive income	98
Total stockholders' deficit	146,203	(17,313)
Total liabilities, redeemable convertible preferred stock, redeemable common stock and stockholders' equity (deficit)	158,273	51,975
Series A Redeemable Convertible Preferred Stock
Temporary equity:
Redeemable stock	0	59,849
Redeemable Common Stock
Temporary equity:
Redeemable stock	$ 0	$ 6,990